Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 27 2013

Washington, DC 20549

CERTNYS
001-34732

September 27, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

[redacted]

13002900

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Miller Energy Resources, Inc., 10.5% Series D Fixed Rate/Floating Rate, Cumulative Redeemable Preferred Stock, par value $0.0001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 26, 2013. Tentative listing date – October 1, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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